Note 10 - Government Grants and Contracts	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Government Grants and Contracts [Text Block]
10.
        Government Grants and Contracts

We receive ongoing payments from government entities under our grants and contracts with the National Institute of Allergy and Infectious Diseases in support of our vaccine research and development efforts. We record revenue associated with government grants and contracts as the reimbursable costs are incurred. During the three-month periods ended
March 31, 2017
and
2016,
we recorded
$295,735
and
$47,600,
respectively, of revenues associated with these grants and contracts. As of
March 31, 2017,
there is an aggregate of
$867,911
in approved grant and contract funds available for use.

5
.          Government Grants
and Contracts

We record revenue associated with government grants and contracts as the related costs and expenses are incurred and such revenue is reported as Grant Revenue in the accompanying Consolidated Statements of Operations. Such revenues relate to grants and contracts from the NIH in support of our HIV vaccine development activities. During
2016,
2015,
and
2014,
we recorded
$828,918,
$428,081,
and
$882,956,
respectively, of revenue associated with these grants and contracts. As of
December 31, 2016,
there is an aggregate of
$505,487
in remaining grant funds available for use during
2017.